Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Exchange-Traded Fund Trust and Shareholders of Core Bond ETF, Core Plus Bond ETF, Corporate Bond ETF, Disciplined Value International Select ETF, Disciplined Value Select ETF, Dynamic Municipal Bond ETF, Fundamental All Cap Core ETF, John Hancock Global Senior Loan ETF, High Yield ETF, International High Dividend ETF, Mortgage-Backed Securities ETF, Multifactor Developed International ETF, Multifactor Emerging Markets ETF, Multifactor Large Cap ETF, Multifactor Mid Cap ETF, Multifactor Small Cap ETF, Preferred Income ETF, and U.S. High Dividend ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A (eighteen of the funds constituting John Hancock Exchange-Traded Fund Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026 and for each of the periods indicated within Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2026.

This report is intended solely for the information and use of the Board of Trustees of John Hancock Exchange-Traded Fund Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 19, 2026

Appendix A

Fund Name:	Period:
Core Bond ETF	May 1, 2025 – March 31, 2026
Core Plus Bond ETF	May 1, 2025 – March 31, 2026
Corporate Bond ETF	May 1, 2025 – March 31, 2026
Disciplined Value International Select ETF	May 1, 2025 – March 31, 2026
Disciplined Value Select ETF	August 5, 2025 – March 31, 2026
Dynamic Municipal Bond ETF	May 1, 2025 – March 31, 2026
Fundamental All Cap Core ETF	May 1, 2025 – March 31, 2026
John Hancock Global Senior Loan ETF[1]	August 19, 2025 – March 31, 2026
High Yield ETF	May 1, 2025 – March 31, 2026
International High Dividend ETF	May 1, 2025 – March 31, 2026
Mortgage-Backed Securities ETF	May 1, 2025 – March 31, 2026
Multifactor Developed International ETF	May 1, 2025 – March 31, 2026
Multifactor Large Cap ETF	May 1, 2025 – March 31, 2026
Multifactor Mid Cap ETF	May 1, 2025 – March 31, 2026
Multifactor Small Cap ETF	May 1, 2025 – March 31, 2026
Multifactor Emerging Markets ETF	May 1, 2025 – March 31, 2026
Preferred Income ETF	May 1, 2025 – March 31, 2026
U.S. High Dividend ETF	May 1, 2025 – March 31, 2026

1 The accompanying consolidated financial statements include the accounts of John Hancock GSL ETF Cayman Subsidiary Fund (the subsidiary), which was incorporated on July 8, 2025, and is a wholly owned subsidiary of the fund.